Summary of Liabilities for Guarantees (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 22,562	[1]	$ 33,216	[1],[2]	$ 33,241	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,341	[1]	5,174	[1],[2]	3,971	[3]
Variable annuities | Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,300		5,200		4,000
Variable annuities | Guaranteed death benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,700		2,100		2,300
Variable annuities | Guaranteed accumulation benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	7,900		15,500		18,700
Variable annuities | Withdrawal benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,000		2,100		3,000
Variable annuities | Other guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 9,900		$ 8,400		$ 5,200

[1]	Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $9.9 million.
[2]	Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of $8.4 million.
[3]	Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $2.3 million, variable annuity income benefits of $4.0 million, variable annuity accumulation benefits of $18.7 million, variable annuity withdrawal benefits of $3.0 million and other guarantees of $5.2 million.